UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                      as of October 31, 2016 (Unaudited)

Deutsche Large Cap Focus Growth Fund

	Shares	Value ($)
Common Stocks 97.6%
Consumer Discretionary 15.9%
Internet & Direct Marketing Retail 3.2%
Amazon.com, Inc.*	8,373	6,613,163
Media 2.5%
Comcast Corp. "A"	85,200	5,267,064
Multiline Retail 1.3%
Dollar General Corp.	37,745	2,607,802
Specialty Retail 7.1%
Home Depot, Inc.	68,281	8,330,965
L Brands, Inc.	28,846	2,082,393
O'Reilly Automotive, Inc.*	16,014	4,234,742
		14,648,100
Textiles, Apparel & Luxury Goods 1.8%
NIKE, Inc. "B"	73,447	3,685,570
Consumer Staples 10.2%
Food & Staples Retailing 4.5%
Costco Wholesale Corp.	25,113	3,713,459
CVS Health Corp.	65,780	5,532,098
		9,245,557
Food Products 4.6%
Mead Johnson Nutrition Co.	68,221	5,100,884
Pinnacle Foods, Inc.	84,961	4,368,695
		9,469,579
Personal Products 1.1%
Estee Lauder Companies, Inc. "A"	26,148	2,278,275
Energy 0.9%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.*	15,085	1,914,890
Financials 4.1%
Capital Markets 2.6%
Intercontinental Exchange, Inc.	19,893	5,378,868
Insurance 1.5%
Progressive Corp.	98,256	3,096,047
Health Care 16.2%
Biotechnology 6.3%
Celgene Corp.*	76,096	7,775,490
Shire PLC (ADR)	30,819	5,197,316
		12,972,806
Health Care Providers & Services 2.0%
Cigna Corp.	35,388	4,205,156
Life Sciences Tools & Services 5.1%
Patheon NV*	171,219	4,347,250
Thermo Fisher Scientific, Inc.	41,567	6,111,596
		10,458,846
Pharmaceuticals 2.8%
Allergan PLC*	27,098	5,661,856
Industrials 10.1%
Aerospace & Defense 2.4%
Boeing Co.	34,412	4,901,301
Electrical Equipment 3.5%
Acuity Brands, Inc.	14,461	3,233,046
AMETEK, Inc.	92,435	4,076,383
		7,309,429
Industrial Conglomerates 2.2%
Roper Technologies, Inc.	26,092	4,522,005
Road & Rail 2.0%
Norfolk Southern Corp.	44,485	4,137,105
Information Technology 32.9%
Internet Software & Services 5.6%
Alphabet, Inc. "A"*	14,282	11,566,992
IT Services 8.2%
Cognizant Technology Solutions Corp. "A"*	42,495	2,182,118
Fidelity National Information Services, Inc.	61,715	4,561,973
Visa, Inc. "A"	123,186	10,164,077
		16,908,168
Semiconductors & Semiconductor Equipment 4.8%
Broadcom Ltd.	31,122	5,299,454
NXP Semiconductors NV*	44,790	4,479,000
		9,778,454
Software 7.1%
Microsoft Corp.	172,335	10,326,313
Splunk, Inc.*	73,119	4,401,033
		14,727,346
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.	131,370	14,915,749
Materials 3.6%
Construction Materials 2.0%
Vulcan Materials Co.	36,573	4,140,064
Containers & Packaging 1.6%
Sealed Air Corp.	72,243	3,296,448
Real Estate 2.0%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	44,702	4,176,508
Telecommunication Services 1.7%
Wireless Telecommunication Services
T-Mobile U.S., Inc.*	71,131	3,537,345
Total Common Stocks (Cost $168,812,434)		201,420,493
Cash Equivalents 2.5%
Deutsche Central Cash Management Government Fund, 0.35% (a) (Cost $5,278,869)	5,278,869	5,278,869
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $174,091,303) †	100.1	206,699,362
Other Assets and Liabilities, Net	(0.1)	(277,025)
Net Assets	100.0	206,422,337

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $174,391,183. At October 31, 2016, net unrealized appreciation for all securities based on tax cost was $32,308,179. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $41,187,893 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,879,714.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$201,420,493	$—	$—	$201,420,493
Short-Term Investments	5,278,869	—	—	5,278,869
Total	$206,699,362	$—	$—	$206,699,362

There have been no transfers between fair value measurement levels during the period ended October 31, 2016.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Large Cap Focus Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 21, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 21, 2016